Shareholder Report, Holdings (Details)	May 31, 2026
C000088731 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088731 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088731 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088731 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088731 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088731 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088731 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088731 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088731 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088731 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088731 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000088731 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000088731 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088731 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088731 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000088731 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088731 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088731 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088731 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088731 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088731 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088731 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027654 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027654 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027654 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027654 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027654 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027654 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027654 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027654 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027654 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027654 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027654 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000027654 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027654 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027654 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027654 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027654 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027654 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027654 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027654 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027654 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027654 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027654 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027656 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027656 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027656 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027656 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027656 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027656 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027656 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027656 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027656 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027656 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027656 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000027656 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027656 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027656 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027656 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027656 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027656 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027656 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027656 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027656 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027656 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027656 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027659 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027659 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027659 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027659 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000027659 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027659 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027659 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027659 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027659 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027659 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000027659 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000027659 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027659 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000027659 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027659 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027659 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027659 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027659 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135447 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000135447 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135447 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135447 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135447 | Amazon.com, Inc. - ABFR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135447 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135447 | Meta Platforms, Inc. - ABFR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135447 | Visa, Inc. - ABFR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135447 | JPMorgan Chase & Co. - ABFR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135447 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135447 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000135447 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000135447 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000135447 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000135447 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000135447 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000135447 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135447 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135447 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135447 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000135447 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135447 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%